Putnam
Ohio
Tax Exempt
Income Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Because of their limited attractiveness to non-U.S. investors, municipal bonds did not experience the turbulence endured by taxable bonds in the wake of last fall's global flight to quality. Instead, for U.S. investors, municipals have provided unusually handsome current income both in real terms, thanks to low inflation, and relative to after-tax returns on taxable securities, especially for higher-bracket taxpayers.

In this environment, David Hamlin, who manages Putnam Ohio Tax Exempt Income Fund, has been focusing on generating maximum current income without undue risk to principal. He has done this primarily through careful selection of portfolio holdings and strategies aimed at risk reduction.

In the following report, Dave explains these strategies in detail as he reviews your fund's performance during the fiscal year that ended on May 31, 1999. Then he offers his current thinking about prospects for the fiscal year that has just begun.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 21, 1999



Report from the Fund Manager

David E. Hamlin

In an unusually volatile year for fixed-income investments, municipal bonds fared better than most, escaping the dramatic swings in performance that beset other areas of the market. True to its objective, Putnam Ohio Tax Exempt Income Fund provided a modest total return but an attractive level of income. The fund's 4.16% 30-day SEC yield at the end of May for class A shares was equivalent to a 7.39% after-tax yield for investors in Ohio's highest tax bracket.

Total return for 12 months ended 5/31/99

       Class A           Class B          Class M
     NAV     POP       NAV     CDSC     NAV     POP
--------------------------------------------------------------
     2.93%  -1.93%     2.27%  -2.59%    2.62%  -0.70%
--------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


* MUNICIPALS DEMONSTRATE VIRTUES IN VOLATILE MARKET

The investment community was turned upside down in the fall of 1998, when shaky foreign stock markets and an uncertain U.S. economic picture drove investors to the security of U.S. Treasury bonds, which are backed by the full faith and credit of the U.S. government. The overwhelming demand for those securities drove their prices higher and their yields to record lows.

For a brief period in the fall, fixed-income investors shunned bonds that carried any degree of credit risk, including municipal bonds. Generally the greater a bond's credit risk, the worse its performance relative to Treasury bonds. Rapidly falling Treasury yields created an unusual situation in which the yields offered by municipal bonds were just as high as those offered by Treasury bonds of comparable maturity. (Under normal market conditions, municipal bonds do not need to offer as high a yield as taxable investments because their tax advantages make them attractive to investors.) This anomaly represented a rare opportunity for investors, stabilizing demand at a time when other segments of the bond market, particularly higher-yielding corporate bonds, were suffering steep declines.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Health care/
hospitals             20.0%

Education             18.3%

Housing               11.3%

Transportation         9.5%

Water and
sewer                  8.9%

Footnote reads:
* Based on the fund's net assets as of 5/31/99. Portfolio holdings will vary over time.


In the first five months of 1999, Treasury bonds gave back much of their gains from 1998, and municipal bonds began to outperform on a total return basis. The strength of the U.S. economy did not peter out as feared. Indeed, after a 6% annualized increase in gross domestic product in the fourth quarter of 1998, the economy expanded by a robust 4.5% in the first quarter of 1999. Signs began to point to higher interest rates and possibly an increase in inflation. Some commodity prices began to rise -- including an almost 100% rise in the price of oil -- and the consumer price index posted a stronger-than-expected 0.7% increase in April. Municipal bonds benefited during this period, as investors traded out of U.S. Treasury bonds and into segments of the bond market that offered higher yields and less sensitivity to rising interest rates.

Another positive for municipals: As rates edged higher in the first few months of 1999, the issuance of municipal bonds slowed, reducing the supply of bonds at the same time that demand for those bonds surged. New issuance of municipal bonds in Ohio totaled roughly $8.7 billion in 1998, owing largely to refinancing activity, as issuers sought to take advantage of lower interest rates. By comparison, new issuance was just $2.5 billion in the first five months of 1999, a 37% decline from the same period in 1998.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

A -- 7.2%

Aa/AA -- 7.9%

Baa/BBB -- 18.4%

Ba/BB -- 8.0%

VMIG1 -- 0.9%

Aaa/AAA -- 57.6%

Footnote reads:
* As a percentage of market value as of 5/31/99. A bond rated Baa/BBB or higher is considered investment grade. Percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


* CAREFULLY CONSTRUCTED PORTFOLIO SEEKS TO MANAGE RISK WHILE MAXIMIZING INCOME

Your fund's investment objective is high current income free from federal and state income taxes and consistent with capital preservation. To achieve this balanced objective we generally temper higher-yielding, riskier investments with investments and strategies that have a stabilizing effect on the portfolio. During the 12-month period covered by this report, we pursued our investment objective with a multipronged approach that included call protection, portfolio diversification, and a prudent use of lower-rated higher-yielding municipal bonds.


"Though municipal bonds aren't the conspicuous value they were last year -- when yields on Treasury bonds and municipals were nearly identical -- tax-free bonds are still attractive."

-- Forbes, April 5, 1999


The fund's call protection strategy is ongoing. In order to take advantage of lower interest rates, issuers of municipal bonds frequently call and refinance their bonds when interest rates are declining. Such was the case in 1998. A refinanced bond can be disruptive to your fund's flow of income, since the principal from the issue is returned to us and we must reinvest the money at current interest rates, which are often lower. However, not all bonds are issued with refinancing provisions. To help achieve a more stable flow of income during this period, we invested where possible in bonds that are not callable as well as in bonds that have distant call dates.


A closer look at municipal credit ratings

Rating agencies such as Moody's Investors Service and Standard & Poor's Corp. assign ratings to municipal issuers based on an in-depth analysis of the issuer's financial condition and management, economic and debt characteristics, and the specific revenue sources securing the bond. The highest ratings are Aaa (Moody's) and AAA (Standard & Poor's). Bonds rated in the Baa/BBB category or higher (A and Aa/AA) are considered to be investment grade. Securities in the Ba/BB group and below are considered to be below investment grade or high yield. If you look at "The fund's portfolio" in the back of this report, you will see ratings next to each issuer's name. The pie chart on page 3 summarizes this listing to give you a sense of the portfolio's overall quality.

Sometimes smaller bonds are not rated because the cost of obtaining a rating is not justifiable. Unrated bonds can still offer attractive investment opportunities and may end up in your fund's portfolio. In such a case, Putnam's analysts perform their own ratings; the bonds are identified in the portfolio listing by a /P rating.


Taking a cue from the market's twists and turns, we also sought to broaden the fund's diversification during the period and thereby limit unwanted price volatility. At the end of May 1999, the fund's investments were spread across more than 15 different segments of the municipal market, from airport issues to hospitals and housing developments. Recent purchases include a Baa2-rated issue by the Ohio State Environmental Improvement Authority helping to fund pollution control equipment for U.S. Steel Corp., an Aaa-rated issue by the Delaware County Sewer Authority, and an AA-rated issue for Oberlin College. While these holdings were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Although the majority of the investments in the portfolio were rated BBB or higher (the average was AA on May 31, 1999), we typically reserve a portion of the portfolio for lower-rated higher-yielding bonds. In addition to the extra income they provide, these bonds can lend a measure of stability in times of rising interest rates because investors are less willing to trade out of bonds that provide a premium yield. Another plus:
When the economy is strong, some lower-rated bonds are upgraded and experience price gains as more investors seek to own the issues. Nevertheless, we depend on the expertise of our credit research department to scrutinize the financial background of high-yield issuers being considered for the portfolio, regardless of the state of the economy. Although our high-yield holdings dampened performance during last year's brief flight to quality, this segment of the portfolio boosted income and total return throughout the period, particularly in the first five months of 1999.

* GREATER INCOME OPPORTUNITIES APPEAR TO LIE AHEAD

The rise in interest rates over the past several months has created opportunities to achieve higher levels of income without sacrificing credit quality. To make the most of this situation, we have begun to focus on high-quality bonds with longer maturity dates. At the same time, the reduction in municipal issuance in Ohio should bode well for the prices of existing bonds, including those in your fund's portfolio.


The fund's 4.16% 30-day SEC yield at the end of May for class A shares was equivalent to a 7.39% after-tax yield for investors in Ohio's highest tax bracket.

See pages 6 and 7 for complete performance information.


Although the economy's strength continues unabated and some inflationary pressures are evident, inflation is by no means widespread. Indeed, prices continue to fall in such important segments of the economy as retail and technology. In the coming months, we expect that economic and market stability will be more the rule than the exception. If rates continue to climb gradually as we expect, the fund's multipronged investment strategy should continue to yield positive results in the coming fiscal year.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/99, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Ohio Tax Exempt Income Fund is designed for investors seeking high current income free from federal and state income taxes, consistent with capital preservation.


TOTAL RETURN FOR PERIODS ENDED 5/31/99

                      Class A            Class B             Class M
(inception dates)   (10/23/89)          (7/15/93)           (4/3/95)
                  NAV        POP      NAV       CDSC      NAV      POP
-------------------------------------------------------------------------
1 year            2.93%     -1.93%    2.27%    -2.59%     2.62%   -0.70%
-------------------------------------------------------------------------
5 years          34.48      28.07    30.24     28.24     32.50    28.14
Annual average    6.10       5.07     5.43      5.10      5.79     5.08
-------------------------------------------------------------------------
Life of fund     88.93      80.04    75.93     75.93     82.30    76.42
Annual average    6.85       6.32     6.06      6.06      6.45     6.09
-------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/99

               Lehman Bros. Municipal           Consumer
                     Bond Index               price index
-------------------------------------------------------------------------
1 year                 4.67%                     2.09%
-------------------------------------------------------------------------
5 years               41.51                     12.68
Annual average         7.19                      2.42
-------------------------------------------------------------------------
Life of fund         105.16                     32.32
Annual average         7.79                      2.97
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-year, 5-year, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 10/23/89

              Fund's class A   Lehman Bros. Municipal   Consumer price
Date           shares at POP        Bond Index              index

10/23/89           9,810              10,453                10,287
5/31/91           10,701              11,506                10,796
5/31/92           11,734              12,636                11,123
5/31/93           13,135              14,148                11,481
5/31/94           13,382              14,497                11,744
5/31/95           14,458              15,822                12,118
5/31/96           14,935              16,545                12,468
5/31/97           16,138              17,918                12,747
5/31/98           17,483              19,600                12,962
5/31/99          $18,004             $20,516               $13,232

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $17,593 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $18,230 ($17,642 at public offering price).


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 5/31/99

                                   Class A          Class B       Class M
-----------------------------------------------------------------------------
Distributions (number)               12               12            12
-----------------------------------------------------------------------------
Income                           $0.465277        $0.404914     $0.437511
-----------------------------------------------------------------------------
Capital gains1
  Long-term                       0.071600         0.071600      0.071600
-----------------------------------------------------------------------------
  Short-term                         --               --            --
-----------------------------------------------------------------------------
  Total                          $0.536877        $0.476514     $0.509111
-----------------------------------------------------------------------------
Share value:                    NAV      POP          NAV      NAV      POP
-----------------------------------------------------------------------------
5/31/98                        $9.26    $9.72        $9.25    $9.26    $9.57
-----------------------------------------------------------------------------
5/31/99                         8.99     9.44         8.98     8.99     9.29
-----------------------------------------------------------------------------
Current return (end of period)
-----------------------------------------------------------------------------
Current dividend rate2          4.95%    4.71%        4.28%    4.64%    4.49%
-----------------------------------------------------------------------------
Taxable equivalent3             8.79     8.36         7.61     8.24     7.97
-----------------------------------------------------------------------------
Current 30-day SEC yield4       4.16     3.96         3.51     3.86     3.73
-----------------------------------------------------------------------------
Taxable equivalent3             7.39     7.03         6.24     6.86     6.63
-----------------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 43.71% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 6/30/99 (most recent calendar quarter)

                         Class A            Class B             Class M
(inception dates)      (10/23/89)          (7/15/93)           (4/3/95)
                     NAV        POP      NAV       CDSC      NAV      POP
----------------------------------------------------------------------------
1 year               1.04%     -3.75%    0.41%    -4.37%     0.75%   -2.52%
----------------------------------------------------------------------------
5 years             32.99      26.73    28.84     26.83     31.01    26.80
Annual average       5.87       4.85     5.20      4.87      5.55     4.86
----------------------------------------------------------------------------
Life of fund        85.82      77.08    73.00     73.00     79.29    73.50
Annual average       6.61       6.08     5.83      5.83      6.22     5.86
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.


Comparative benchmarks

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the amounts listed in the Statement of Operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.



Report of independent accountants
For the fiscal year ended May 31, 1999

To the Trustees and Shareholders of
Putnam Ohio Tax Exempt Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Ohio Tax Exempt Income Fund (the "fund") at May 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at May 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
July 14, 1999




The fund's portfolio
May 31, 1999


KEY TO ABBREVIATIONS
AMBAC           -- AMBAC Indemnity Corporation
FGIC            -- Financial Guaranty Insurance Company
FHA Insd.       -- Federal Housing Administration Insured
FSA             -- Financial Security Assurance
GNMA Coll.      -- Government National Mortgage Association Collateralized
G.O. Bonds      -- General Obligation Bonds
IFB             -- Inverse Floating Rate Bonds
MBIA            -- Municipal Bond Investors Assurance Corporation
VRDN            -- Variable Rate Demand Notes


MUNICIPAL BONDS AND NOTES (98.4%) (a)
PRINCIPAL AMOUNT                                                                                RATING (RAT)         VALUE
Ohio (87.6%)
--------------------------------------------------------------------------------------------------------------------------
     $    1,000,000  Akron, G.O. Bonds, 6s, 12/1/12                                             AA-         $    1,101,250
            875,000  Akron, Econ. Dev. Rev. Bonds, MBIA, 6s, 12/1/12                            Aaa                977,813
             85,000  Akron-Wilbeth, Hsg. Dev. Corp. 1st Mtge.
                       Rev. Bonds, FHA Insd., 7.9s, 8/1/03                                      A                   97,431
          1,700,000  Bedford, Hosp. Impt. Rev. Bonds
                       (Bedford Cmnty. Hosp. Inc.), 8 1/2s, 5/15/09                             AAA/P            1,814,427
          1,500,000  Brecksville-Broadview Heights, City School Dist.
                       G.O. Bonds, FGIC, 6 1/2s, 12/1/16                                        Aaa              1,696,875
          5,000,000  Butler Cnty., Hosp. Impt. Rev. Bonds
                       (Fort Hamilton-Hughes), 7 1/2s, 1/1/10                                   Baa3             5,400,000
            660,000  Cincinnati, Student Loan Funding Corp.
                       Rev. Bonds, Ser. B, 8 7/8s, 8/1/08                                       BBB/P              684,750
          2,500,000  Cleveland, Arpt. Rev. Bonds
                       (Continental Airlines, Inc.), 5 3/8s, 9/15/27                            Ba2              2,393,750
          2,500,000  Cleveland, City School Dist. G.O. Bonds,
                       8 1/4s, 12/1/08                                                          Aaa              2,812,500
                     Cleveland, G.O. Bonds
          1,255,000    MBIA, 5 3/4s, 8/1/15                                                     Aaa              1,366,381
          1,000,000    MBIA, 5 3/4s, 8/1/14                                                     Aaa              1,086,250
          2,000,000    MBIA, 5 3/4s, 8/1/11                                                     Aaa              2,177,500
          2,500,000  Cleveland, Pkg. Fac. Impt. Rev. Bonds, 8s, 9/15/12                         BB/P             2,853,125
          2,095,000  Cleveland, Pub. Pwr. Syst. Rev. Bonds, MBIA,
                       4 3/4s, 11/15/16                                                         Aaa              2,019,056
                     Cleveland Urban Renewal Increment Rev. Bonds
                       (Rock & Roll Hall of Fame)
          1,900,000    6 3/4s, 3/15/18                                                          BBB-/P           2,009,250
          2,000,000    6 5/8s, 3/15/11                                                          BBB-/P           2,112,500
                     Cleveland, Waterworks 1st Mtge. Rev. Bonds
          2,000,000    Ser. F-92A, AMBAC, 6 1/2s, 1/1/21                                        Aaa              2,165,000
          7,950,000    Ser. G, MBIA, 5 1/2s, 1/1/13                                             Aaa              8,526,375
          1,350,000  Cleveland-Cuyahoga Cnty., Port Auth. Rev. Bonds
                       (Rock & Roll Hall of Fame), 5.2s, 12/1/03                                BBB-/P           1,375,313
          5,050,000  Cuyahoga Cnty., Hosp. Rev. Bonds
                       (Cleveland-Fairview Gen. Hosp. &
                       Lutheran Med. Ctr.), MBIA, 6 1/4s, 8/15/10                               Aaa              5,447,688
          4,500,000  Dayton, Fac. Rev Bonds (Emery Air Freight),
                       Ser. A, 5 5/8s, 2/1/18                                                   BBB              4,561,875
          3,500,000  Delaware Cnty., Swr. Dist. Impt. G.O. Bonds,
                       MBIA, 4 3/4s, 12/1/24                                                    Aaa              3,263,750
          1,300,000  Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14                                  Aa               1,493,362
          1,300,000  Franklin Cnty., Convention Fac. Auth. Tax &
                       Lease Rev. Bonds, MBIA, 7s, 12/1/19                                      Aaa              1,391,000
                     Franklin Cnty., Hlth. Care Fac. Rev. Bonds
          2,480,000    (Holy Cross Hlth. Syst.), 5 7/8s, 6/1/21                                 AA               2,635,000
          1,750,000    (Friendship Dublin), 5 5/8s, 11/1/22                                     BBB+/P           1,732,500
          1,500,000    (OH Presbyterian Svcs.), 5 1/2s, 7/1/21                                  BBB-/P           1,451,250
          2,750,000  Hamilton Cnty., Hlth. Syst. Rev. Bonds
                       (Providence Hosp.), 6 7/8s, 7/1/15                                       Baa1             3,035,313
          2,000,000  Hamilton Cnty., Sales Tax Rev. Bonds
                       (Hamilton Cnty. Football), Ser. B, MBIA,
                       5s, 12/1/27                                                              Aaa              1,920,000
          1,800,000  Huran Cnty., Human Svcs. Rev. Bonds, MBIA,
                       6.55s, 12/1/20                                                           Aaa              2,133,000
          1,320,000  Kirtland G.O. Bonds, AMBAC, 7 1/2s, 12/1/16                                Aaa              1,461,900
            345,441  Lake Cnty. Indl. Dev. Rev. Bonds
                       (Madison Inn Hlth. Ctr.), FHA Insd., 12s, 5/1/14                         A-/P               360,257
          1,000,000  Lakota, Local School Dist. Rev. Bonds, AMBAC,
                       7s, 12/1/10                                                              Aaa              1,205,000
          1,910,000  Lorain Cnty., Elderly Hsg. Corp. Multi-Fam.
                       Rev. Bonds (Harr Plaza & Intl.), Ser. A,
                       6 3/8s, 7/15/19                                                          A                1,981,625
                     Lorain Cnty., Fac. Rev. Bonds (Laurel Lake)
          1,500,000    7.3s, 12/15/14                                                           BB-/P            1,608,750
          1,750,000    7 1/8s, 12/15/18                                                         BB-/P            1,865,937
          5,325,000  Lorain Cnty., Hosp. Rev. Bonds
                       (EMH Regl. Med. Ctr.), AMBAC, 7 3/4s, 11/1/13                            Aaa              6,383,344
          3,100,000  Lucas Cnty., Indl. Dev. Rev. Bonds (Kroger Co.),
                       8 1/2s, 7/1/11                                                           Baa3             3,402,250
                     Marion Cnty., Hlth. Care Fac. Rev. Bonds
                       (United Church Homes)
            460,000    8 7/8s, 12/1/12                                                          AAA/P              486,169
          4,000,000    6 3/8s, 11/15/10                                                         BBB-             4,225,000
          2,000,000    6.3s, 11/15/15                                                           BBB-             2,087,500
          1,205,000  Massillon Rev. Bonds (Lincoln Ctr. Phase II),
                       AMBAC, 6.95s, 12/1/10                                                    Aaa              1,379,725
          2,700,000  Miami, Cnty., Hosp. Fac. Rev. Bonds
                       (Upper Valley Med. Ctr.), Ser. A, 6 3/8s, 5/15/26                        Baa2             2,848,500
                     Montgomery Cnty., Hlth. Syst. Rev. Bonds,
            280,000    Ser. B-1, 8.1s, 7/1/18                                                   A2                 328,300
          1,720,000    Prerefunded, Ser. B-1, 8.1s, 7/1/18                                      Aaa              2,124,200
            580,000  Montgomery Cnty., Hosp. Rev. Bonds
                       (Grandview Hosp. & Med Ctr.), 5.6s, 12/1/11                              BBB                574,925
          3,000,000  North Olmsted, G.O. Bonds, AMBAC, 6.2s, 12/1/11                            Aaa              3,397,500
            835,000  Northwestern, School Dist. Rev. Bonds
                       (Wayne & Ashland Cntys. School Impt.),
                       FGIC, 7.2s, 12/1/10                                                      Aaa              1,020,787
                     OH Hsg. Fin. Agcy. Mtge. Rev. Bonds,
          6,130,000    Ser. 25, 8.05s, 3/1/29 (acquired 9/24/97,
                       cost $6,849,049) (RES)                                                   AAA/P            6,834,950
          2,975,000    Ser. A, GNMA Coll., 6.05s, 9/1/17                                        AAA              3,112,594
          2,620,000  OH Hsg. Fin. Agcy. Rev. Bonds, Ser. B,
                       GNMA Coll., 5 5/8s, 9/1/17                                               AAA              2,659,300
                     OH Hsg. Fin. Agcy. Single Fam. Mtge. IFB
          4,814,000    Ser. A-2, GNMA Coll., 10.227s, 3/24/31                                   Aaa              5,313,453
          3,850,000    Ser. G-2, GNMA Coll., 9.91s, 3/2/23                                      Aaa              4,432,313
                     OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds
            375,000    Ser. C, GNMA Coll., 7.85s, 9/1/21                                        AAA                391,875
            145,000    Ser. 85-A, FGIC, zero %, 1/15/15                                         Aaa                 31,175
                     OH State Air Quality Dev. Auth. Rev. Bonds
                       (Poll. Control)
          5,000,000    Ser. B, 6s, 8/1/20                                                       Ba1              5,050,000
          2,500,000    Ser. A, 5.95s, 5/15/29                                                   Baa2             2,568,750
                     OH State Econ. Dev. Rev. Bonds
          1,385,000    (Sponge, Inc.), Ser. 5-A, 8 3/8s, 6/1/14                                 A-               1,438,392
            590,000    (Superior Forge & Steel Corp.), Ser. 3,
                       7 5/8s, 6/1/11                                                           A-                 633,513
          5,750,000  OH State Ed. Rev. Bonds, Ser. A-1, AMBAC,
                       5.85s, 12/1/19                                                           Aaa              5,915,313
          1,500,000  OH State Env. Impt. Rev. Bonds (USX Corp.),
                       5 5/8s, 5/1/29                                                           Baa2             1,488,750
                     OH State Higher Ed. Fac. Rev. Bonds
          4,500,000    (Case Western Reserve U.), 6 1/4s, 10/1/18                               AA               5,163,750
          1,000,000    (Case Western Reserve U.), 6s, 10/1/14                                   AA               1,108,750
          1,630,000    (Oberlin College), 5 1/4s, 10/1/14                                       AA               1,693,163
          2,000,000    (Oberlin College), 5s, 10/1/29                                           AA               1,915,000
          3,000,000    (Northern U.), 4 3/4s, 5/1/19                                            A2               2,797,500
          1,800,000  OH State Indl. Dev. Auth. Rev. Bonds (Kroger Co.),
                       8.65s, 6/1/11                                                            Baa3             1,975,500
          3,350,000  OH State Poll. Control Rev. Bonds
                       (Standard Oil Co.), 6 3/4s, 12/1/15                                      AA               4,003,250
                     OH State Tpk. Comm. Rev. Bonds, Ser. B
          1,000,000    FGIC, 5 1/4s, 2/15/11                                                    Aaa              1,036,250
          2,000,000    FGIC, 5 1/4s, 2/15/10                                                    Aaa              2,087,500
          7,000,000    FGIC, 4 3/4s, 2/15/28                                                    Aaa              6,483,750
          1,250,000  OH State Wtr. Dev. Auth. Poll. Control Fac.
                       Rev. Bonds (Cleveland Elec. Illuminating),
                       8s, 10/1/23                                                              Ba1              1,263,138
                     OH State Wtr. Dev. Auth. Solid Waste Disp.
                       Rev. Bonds
          5,700,000    (North Star Broken Hill Steel), 6.45s, 9/1/20                            A2               6,127,500
          2,500,000    (Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20                            BB-/P            2,512,500
                     Sandusky Cnty., Hosp. Fac., Rev. Bonds
                       (Memorial Hosp.)
            830,000    5.15s, 1/1/10                                                            BBB-               814,438
            500,000    5.15s, 1/1/08                                                            BBB-               498,750
            685,000    5.05s, 1/1/07                                                            BBB-               681,575
          2,480,000  Southwest, Local School Dist. G.O. Bonds
                       (Hamilton Cnty.), AMBAC, 7.65s, 12/1/10                                  Aaa              2,606,951
          2,260,000  Sprigboro Cmnty., City School Dist. G.O. Bonds,
                       AMBAC, 6s, 12/1/11                                                       Aaa              2,517,075
          1,500,000  Toledo G.O. Bonds (Macys), Ser. A, MBIA,
                       6.35s, 12/1/25                                                           Aaa              1,678,125
          2,925,000  Toledo Swr. Syst. Mtge. Rev. Bonds, AMBAC,
                       6.2s, 11/15/12 (SEG)                                                     Aaa              3,323,531
          1,175,000  Toledo Waterworks Mtge. Rev. Bonds, AMBAC,
                       6.2s, 11/15/12                                                           Aaa              1,335,094
          3,200,000  Toledo-Lucas Cnty., Rev. Bond
                       (Lodging Tax-Convention Ctr.), MBIA,
                       5.7s, 10/1/15                                                            Aaa              3,400,000
          1,100,000  Tuscarawas Cnty., Hosp. Fac. Rev. Bonds
                       (Union Hosp.), Ser. A, 6 1/2s, 10/1/21                                   Baa2             1,171,500
          1,000,000  Twin Valley, Cmnty. Local School Dist.
                       Rev. Bonds, FGIC, 7.05s, 12/1/11                                         Aaa              1,211,250
          1,850,000  Washington Cnty., Hlth. Care Fac. Rev. Bonds
                       (Glenwood Retirement Cmnty.), 6.35s, 10/1/27                             BB-/P            1,863,875
                     Westerville, City School Dist. Rev. Bonds
                       (School Impt.)
          1,610,000    6 1/4s, 12/1/09                                                          A+               1,835,400
          1,590,000    6 1/4s, 12/1/08                                                          A+               1,796,700
          3,000,000  Woodridge, School Dist. Rev. Bonds, AMBAC,
                       6.8s, 12/1/14                                                            Aaa              3,603,750
                     Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds
            220,000    FHA Insd., 7 3/8s, 10/1/21                                               Aaa                276,100
            205,000    FHA Insd., 7 3/8s, 10/1/20                                               Aaa                259,838
            185,000    FHA Insd., 7 3/8s, 10/1/19                                               Aaa                231,019
            180,000    FHA Insd., 7 3/8s, 10/1/18                                               Aaa                223,875
            160,000    FHA Insd., 7 3/8s, 10/1/17                                               Aaa                201,600
            155,000    FHA Insd., 7 3/8s, 10/1/16                                               Aaa                193,556
                                                                                                            --------------
                                                                                                               216,237,884

Puerto Rico (10.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,300,000  Cmnwlth. of PR, Govt. Dev. Bank VRDN,
                       MBIA, 3s, 12/1/15                                                        VMIG1            2,300,000
                     Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
          1,350,000    Ser. Q, 7 3/4s, 7/1/16                                                   AAA              1,441,652
          1,000,000    Ser. Z, MBIA, 6 1/4s, 7/1/15                                             Aaa              1,151,250
          4,000,000    Ser. W, MBIA, 5 1/2s, 7/1/15                                             Aaa              4,275,000
          3,600,000  Cmnwlth. of PR, Impt. G.O. Bonds, 7.7s, 7/1/20                             AAA              3,842,532
          4,180,000  Cmnwlth. of PR, Muni. Fin. Agcy. Rev. Bonds,
                       Ser. A, FSA, 6s, 7/1/11                                                  Aaa              4,686,825
                     Cmnwlth. of PR, Pub. Bldg. Auth. Fac.
                       Rev. Bonds, Ser. A
          1,100,000    AMBAC, 6 1/4s, 7/1/15                                                    Aaa              1,266,375
          1,440,000    AMBAC, 6 1/4s, 7/1/12                                                    Aaa              1,659,600
          3,875,000    AMBAC, 6 1/4s, 7/1/11                                                    Aaa              4,436,870
          1,400,000  Cmnwlth. of PR, Tel. Auth. IFB, MBIA, 6.458s, 1/16/15                      Aaa              1,580,250
                                                                                                            --------------
                                                                                                                26,640,354
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $233,824,264) (b)                                              $  242,878,238
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $246,932,003.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      May 31, 1999 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at May 31, 1999.
      Securities rated by Putnam are indicated by "/P" and are not publicly rated. Ratings are not covered by the Report of independent accountants.

  (b) The aggregate identified cost on a tax basis is $233,824,264, resulting in gross unrealized appreciation and depreciation of $10,628,058 and $1,574,084, respectively, or net unrealized appreciation of $9,053,974.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 1999 was $6,834,950 or 2.8% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 1999.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, and VRDN's are the current interest rates at May 31, 1999.

      The fund had the following industry group concentrations greater than 10% at May 31, 1999 (as a percentage of net assets):

               Health care     20.0%
               Education       18.3
               Housing         11.3

      The fund had the following insurance concentrations greater than 10% at May 31, 1999 (as a percentage of net assets):
               MBIA            18.1%
               AMBAC           15.5


-------------------------------------------------------------------------------
Futures Contracts Outstanding at May 31, 1999
                                      Aggregate Face    Expiration  Unrealized
                         Total Value       Value          Date     Appreciation
-------------------------------------------------------------------------------
Municipal Bond
Index (short)             $3,293,156    $3,349,261       June-99      $56,105
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $233,824,264) (Note 1)                                            $242,878,238
-----------------------------------------------------------------------------------------------
Cash                                                                                    162,065
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                        4,597,528
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  503,330
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                           65,000
-----------------------------------------------------------------------------------------------
Total assets                                                                        248,206,161

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                              9,281
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   608,379
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              150,661
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            313,169
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               23,581
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             9,405
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,054
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  106,973
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   51,655
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     1,274,158
-----------------------------------------------------------------------------------------------
Net assets                                                                         $246,932,003

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $240,379,111
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                            228,125
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (2,785,312)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            9,110,079
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $246,932,003

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($186,170,366 divided by 20,703,283 shares)                                               $8.99
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.99)*                                    $9.44
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($58,763,153 divided by 6,543,084 shares)+                                                $8.98
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,998,484 divided by 222,270 shares)                                                    $8.99
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.99)**                                   $9.29
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales, the offering price is reduced.

 ** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  + Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended May 31, 1999
Tax exempt interest income:                                                         $14,308,218
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      1,466,994
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          341,113
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         8,643
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          6,169
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   372,496
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   476,568
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    11,097
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  25,189
-----------------------------------------------------------------------------------------------
Registration fees                                                                         3,827
-----------------------------------------------------------------------------------------------
Auditing                                                                                 28,195
-----------------------------------------------------------------------------------------------
Legal                                                                                     6,738
-----------------------------------------------------------------------------------------------
Postage                                                                                  20,215
-----------------------------------------------------------------------------------------------
Other                                                                                    33,009
-----------------------------------------------------------------------------------------------
Management fee waiver (Note 2)                                                         (204,135)
-----------------------------------------------------------------------------------------------
Total expenses                                                                        2,596,118
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (39,602)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          2,556,516
-----------------------------------------------------------------------------------------------
Net investment income                                                                11,751,702
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                        (84,607)
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                        (752,734)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures during the year               (4,190,232)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                              (5,027,573)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $ 6,724,129
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                         Year ended May 31
                                                                                  -----------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $ 11,751,702    $ 11,697,722
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                (837,341)      1,881,153
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                            (4,190,232)      4,904,395
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  6,724,129      18,483,270
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (9,425,652)     (9,347,168)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (2,470,336)     (2,242,174)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (106,111)        (72,254)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                          (1,445,356)             --
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (436,726)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (17,894)             --
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    12,078,385       2,219,379
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          4,900,439       9,041,053

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   242,031,564     232,990,511
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $228,125 and $330,039, respectively)                                     $246,932,003    $242,031,564
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                         Year ended May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.26            $8.99            $8.76            $8.95            $8.80
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .46(a)           .47              .46              .48              .52
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.19)             .27              .23             (.19)             .15
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .27              .74              .69              .29              .67
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.47)            (.47)            (.46)            (.48)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.07)              --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.54)            (.47)            (.46)            (.48)            (.52)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $8.99            $9.26            $8.99            $8.76            $8.95
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                               2.93             8.35             8.05             3.30             8.04
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $186,170         $186,130         $185,030         $186,633         $193,176
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                             .91(a)           .98              .98              .96              .93
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            4.96(a)          5.06             5.22             5.39             5.97
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                               7.80            31.07            33.92            33.23            66.29
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects a management fee waiver during the period (Note 2). As a result of such waiver, expenses of the fund for the year ended May 31, 1999, reflect a reduction of $0.01 per share for class A, class B and class M, respectively.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                           Year ended May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.25            $8.98            $8.75            $8.94            $8.79
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .40(a)           .41              .41              .42              .46
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.20)             .27              .22             (.19)             .16
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .20              .68              .63              .23              .62
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.40)            (.41)            (.40)            (.42)            (.46)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.07)              --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.47)            (.41)            (.40)            (.42)            (.47)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $8.98            $9.25            $8.98            $8.75            $8.94
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                               2.27             7.65             7.35             2.63             7.39
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $58,763          $53,689          $47,050          $41,655          $32,847
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                            1.56(a)          1.63             1.63             1.61             1.58
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            4.31(a)          4.40             4.56             4.71             5.24
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                               7.80            31.07            33.92            33.23            66.29
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects a management fee waiver during the period (Note 2). As a result of such waiver, expenses of the fund for the year ended May 31, 1999, reflect a reduction of $0.01 per share for class A, class B and class M, respectively.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           April 3, 1995+
operating performance                                                   Year ended May 31                             to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.26            $9.00            $8.76            $8.95            $8.76
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .43(a)           .43              .44              .45              .08
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.19)             .27              .23             (.18)             .19
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .24              .70              .67              .27              .27
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.44)            (.44)            (.43)            (.46)            (.08)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.07)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.51)            (.44)            (.43)            (.46)            (.08)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $8.99            $9.26            $9.00            $8.76            $8.95
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                               2.62             7.90             7.85             3.00             3.05*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                     $1,998           $2,212             $911             $495               $1
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                            1.21(a)          1.28             1.28             1.27              .20*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            4.67(a)          4.76             4.87             4.85              .89*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                               7.80            31.07            33.92            33.23            66.29
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects a management fee waiver during the period (Note 2). As a result of such waiver, expenses of the fund for the year ended May 31, 1999, reflect a reduction of $0.01 per share for class A, class B and class M, respectively.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Notes to financial statements
May 31, 1999

Note 1
Significant accounting policies

Putnam Ohio Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and Ohio personal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes is consistent with preservation of capital by investing primarily in a portfolio of Ohio tax-exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended May 31, 1999, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At May 31, 1999, the fund had a capital loss carryover of approximately $876,000 available to offset future net capital gain, if any, which will expire on May 31, 2007.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of market discount and unrealized gains and losses on certain futures contracts. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended May 31, 1999, the fund reclassified $148,483 to increase undistributed net investment income with an increase to accumulated net realized losses of $148,483. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discounts on zero coupon bonds and original issue discount bonds are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services, is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion, and 0.33% thereafter. Effective August 1, 1998, the Trustees approved a management fee waiver of 0.10% on each tier. On June 4, 1999, the Trustees approved a management fee schedule to become effective on July 1, 1999 based upon the lesser of (i) an annual rate of 0.50% of the average net asset value of the Fund or (ii) the initial tiers mentioned above.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended May 31, 1999, fund expenses were reduced by $39,602 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $360 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the year ended May 31, 1999, Putnam Mutual Funds Corp., acting as underwriter, received net commissions of $31,348 and $561 from the sale of class A and class M shares, respectively, and $72,397 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. For the year ended May 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended May 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $24,103,734 and $18,722,736, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At May 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                      Year ended May 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,266,802        $20,801,502
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      760,646          6,988,613
-----------------------------------------------------------------------------
                                                 3,027,448         27,790,115

Shares
repurchased                                     (2,429,366)       (22,308,499)
-----------------------------------------------------------------------------
Net increase                                       598,082       $  5,481,616
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,819,091       $ 16,761,794
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      634,747          5,836,587
-----------------------------------------------------------------------------
                                                 2,453,838         22,598,381

Shares
repurchased                                     (2,920,272)       (26,871,144)
-----------------------------------------------------------------------------
Net decrease                                      (466,434)      $ (4,272,763)
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,323,926        $12,139,233
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      192,803          1,768,836
-----------------------------------------------------------------------------
                                                 1,516,729         13,908,069

Shares
repurchased                                       (780,555)        (7,157,724)
-----------------------------------------------------------------------------
Net increase                                       736,174        $ 6,750,345
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,246,389        $11,440,556
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      140,190          1,287,791
-----------------------------------------------------------------------------
                                                 1,386,579         12,728,347

Shares
repurchased                                       (817,447)        (7,507,988)
-----------------------------------------------------------------------------
Net increase                                       569,132        $ 5,220,359
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         70,010          $ 644,169
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       10,419             95,796
-----------------------------------------------------------------------------
                                                    80,429            739,965

Shares
repurchased                                        (97,161)          (893,541)
-----------------------------------------------------------------------------
Net decrease                                       (16,732)         $(153,576)
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        141,914         $1,309,414
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        5,675             52,317
-----------------------------------------------------------------------------
                                                   147,589          1,361,731

Shares
repurchased                                         (9,784)           (89,948)
-----------------------------------------------------------------------------
Net increase                                       137,805         $1,271,783
-----------------------------------------------------------------------------



Federal tax information
(Unaudited)

The fund has designated 99.5% of dividends paid from net investment income during the fiscal year as tax exempt for Federal income tax purposes.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

David E. Hamlin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Ohio Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminv.com

AN053-53211 848/240/130 7/99